UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Core Opportunities Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.1%
Information Technology - 19.0%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	85,200	$2,072,916
F5 Networks, Inc. (a)	13,670	762,786

		2,835,702

Computers & Peripherals - 4.3%
Apple, Inc. (a)	10,300	2,107,586
EMC Corp. (a)	117,700	2,058,573
Teradata Corp. (a)	29,000	884,210

		5,050,369

Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc. (a)	31,000	874,510
Avnet, Inc. (a)	38,600	1,065,746
Tyco Electronics Ltd.	39,900	1,022,637

		2,962,893

Internet Software & Services - 2.8%
Google, Inc.-Class A (a)	6,160	3,245,088

IT Services - 3.3%
Amdocs Ltd. (a)	66,100	1,922,188
SAIC, Inc. (a)	98,300	1,936,510

		3,858,698

Semiconductors & Semiconductor Equipment - 1.7%
Texas Instruments, Inc.	78,700	1,918,706

Software - 2.0%
Oracle Corp.	45,600	1,124,040
Sybase, Inc. (a)	26,100	1,158,579

		2,282,619

		22,154,075

Industrials - 17.8%
Aerospace & Defense - 5.7%
Alliant Techsystems, Inc. (a)	11,200	889,840
Goodrich Corp.	11,400	748,182
ITT Corp.	20,500	1,050,215
Raytheon Co.	53,200	2,991,968
United Technologies Corp.	14,600	1,002,290

		6,682,495

Air Freight & Logistics - 2.5%
United Parcel Service, Inc.-Class B	48,500	2,848,890

Construction & Engineering - 1.6%
URS Corp. (a)	40,830	1,898,595

Electrical Equipment - 5.0%
Hubbell, Inc.-Class B	40,200	1,883,370
Thomas & Betts Corp. (a)	30,200	1,090,220
Trina Solar Ltd. (Sponsored ADR) (a)	128,900	2,835,800

		5,809,390

Machinery - 3.0%
Dover Corp.	60,200	2,724,652

Company	Shares	U.S. $ Value
Joy Global, Inc.	15,660	$795,528

		3,520,180

		20,759,550

Health Care - 17.4%
Biotechnology - 9.3%
Amgen, Inc. (a)	80,100	4,534,461
Gilead Sciences, Inc. (a)	70,700	3,366,027
Vertex Pharmaceuticals, Inc. (a)	71,800	2,915,798

		10,816,286

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.-Class A	36,400	1,020,656
Cardinal Health, Inc.	35,100	1,192,347
Medco Health Solutions, Inc. (a)	29,900	1,890,876
UnitedHealth Group, Inc.	62,130	2,103,722

		6,207,601

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc. (a)	21,900	1,068,063

Pharmaceuticals - 1.9%
Forest Laboratories, Inc. (a)	74,000	2,211,120

		20,303,070

Energy - 11.1%
Energy Equipment & Services - 5.2%
Helmerich & Payne, Inc.	25,700	1,041,364
Nabors Industries Ltd. (a)	126,600	2,790,264
Noble Corp. (a)	22,400	946,624
Oil States International, Inc. (a)	29,900	1,286,298

		6,064,550

Oil, Gas & Consumable Fuels - 5.9%
BP PLC (Sponsored ADR)	33,400	1,777,214
Chevron Corp.	27,400	1,981,020
Exxon Mobil Corp.	48,500	3,152,500

		6,910,734

		12,975,284

Financials - 8.1%
Capital Markets - 3.5%
Franklin Resources, Inc.	10,600	1,078,232
Goldman Sachs Group, Inc. (The)	13,260	2,073,201
SEI Investments Co.	53,700	946,194

		4,097,627

Diversified Financial Services - 1.7%
JPMorgan Chase & Co.	48,100	2,018,757

Insurance - 2.9%
Axis Capital Holdings Ltd.	70,800	2,226,660
Travelers Cos., Inc. (The)	21,100	1,109,649

		3,336,309

		9,452,693

Consumer Discretionary - 8.0%
Media - 5.2%
Comcast Corp.-Class A	202,700	3,332,388
Discovery Communications, Inc.-Class A (a)	29,500	918,925

Company	Shares	U.S. $ Value
Viacom, Inc.-Class B (a)	62,000	$1,838,300

		6,089,613

Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	21,900	1,220,706
Kohl’s Corp. (a)	21,300	1,146,366

		2,367,072

Specialty Retail - 0.8%
Ross Stores, Inc.	18,600	909,726

		9,366,411

Consumer Staples - 7.2%
Food Products - 2.4%
Archer-Daniels-Midland Co.	68,600	2,014,096
ConAgra Foods, Inc.	31,045	759,361

		2,773,457

Tobacco - 4.8%
Lorillard, Inc.	20,990	1,533,109
Philip Morris International, Inc.	83,400	4,084,932

		5,618,041

		8,391,498

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Qwest Communications International, Inc.	622,810	2,840,014

Total Common Stocks (cost $96,060,974)		106,242,595

SHORT-TERM INVESTMENTS - 7.3%
Investment Companies - 7.3%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.11% (b) (cost $8,544,115)	8,544,115	8,544,115

Total Investments - 98.4% (cost $104,605,089) (c)		114,786,710
Other assets less liabilities - 1.6%		1,846,804

Net Assets - 100.0%		$116,633,514

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,887,094 and gross unrealized depreciation of investments was $(705,473), resulting in net unrealized appreciation of $10,181,621.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Core Opportunities Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$106,242,595	$—	$—	$106,242,595
Short-Term Investments	8,544,115	—	—	8,544,115

Total Investments in Securities	114,786,710	—	—	114,786,710
Other Financial Instruments*	—	—	—	—

Total	$114,786,710	$—	$—	$114,786,710

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	April 22, 2010